Shareholder Fees {- Fidelity® Stock Selector Small Cap Fund}	Dec. 30, 2022 USD ($)
10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-14 | Fidelity® Stock Selector Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none